ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Accounts Payable Accrued Liabilities and Other Liabilities Disclosure Current [Text Block]
11.	ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consist of the following:

	2013	2013	2012
	USD	RMB	RMB
Legal and professional fees	318	1,928	5,351
Accrued staff related costs	151	913	7,568
Financial guarantees (note 18(iii))	4,000	24,215	12,460
Other accruals	459	2,776	10,355
	4,928	29,832	35,734